Financial Risk Management Objectives and Policies - Summary of Information about Credit Risk on Trade Receivables using Provision Matrix (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of provision matrix [line items]
Financial assets	¥ 12,434,653	$ 1,966,825	¥ 14,612,382
Expected credit loss	¥ 33,210	$ 5,253	¥ 43,519
Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	6.00%	6.00%	13.10%
Expected credit loss	¥ 33,210		¥ 43,519
Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	557,767		332,567
Current [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 279,402		¥ 126,706
Days past due 0- 90 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.60%	0.60%	4.20%
Expected credit loss	¥ 916		¥ 3,860
Days past due 0- 90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 154,494		¥ 91,233
Days Past due 91-180 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	5.90%	5.90%	4.90%
Expected credit loss	¥ 2,234		¥ 1,451
Days Past due 91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 37,756		¥ 29,675
Days past due 181-365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	13.20%	13.20%	7.80%
Expected credit loss	¥ 5,707		¥ 2,852
Days past due 181-365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 43,084		¥ 36,413
Days past due greater than 365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	56.60%	56.60%	72.80%
Expected credit loss	¥ 24,355		¥ 35,356
Days past due greater than 365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 43,031		¥ 48,540